AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 5, 2010

File No.  333-160877
File No.:  811-22320

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

PRE-EFFECTIVE AMENDMENT NO. 3 ☒

POST-EFFECTIVE AMENDMENT NO. _  ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

AMENDMENT NO. 3 ☒

U.S. ONE TRUST
(Exact Name of Registrant as Specified in Charter)

9190 Double Diamond Parkway
Reno, Nevada 89521
 (Address of Principal Executive Offices, Zip Code)

(775) 329-5500
(Registrant’s Telephone Number, including Area Code )

Paul Hrabal
U.S. One Trust
9190 Double Diamond Parkway
Reno, Nevada 89521
 (Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

ONE FUND

April __, 2010

NYSE Arca Ticker Symbol: ONEF

One Fund (the “Fund”) is a series of U.S. One Trust (the “Trust”), a registered investment company.  Shares of the Fund are listed on a national securities exchange, the NYSE Arca, and trade at market prices, are not individually redeemable by the Fund, but rather tradable in individual share lots, and a share’s market price may be different from its net asset value (“NAV”).

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

About This Prospectus

The One Fund (the “Fund”) is a series of the U.S. One Trust (the “Trust”), a registered investment company.  This prospectus gives you important information on the Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  For detailed information about the Fund, please see:

Contents

Fund Summary	3
Additional Information About Investment Objective and Principal Investment Strategies	8
Non-Principal Investment Strategies	8
Portfolio Turnover	8
Additional Risks	8
Portfolio Holdings	9
Investment Adviser	9
Portfolio Manager	9
Buying and Selling Fund Shares	10
Frequent Purchases and Redemptions of Fund Shares	10
Dividends, Distributions and Taxes	11
Additional Information	12
How to Obtain More Information About the Funds	Back Cover

2

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investors buying and selling shares of the Fund may be subject to brokerage commissions and other costs charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES (all expenses of the Fund other than brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and extraordinary expenses are paid out of the management fee)	0.35%
OTHER EXPENSES (a)	0.00%
ACQUIRED FUND FEES AND EXPENSES(a)	0.16%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.51%
________________
(a)	Estimated amounts for the current fiscal year. Other Expenses of the Fund are expected to be less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Fund	1 YEAR	3 YEARS
	$51	$161

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect a Fund’s performance.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in the retail shares of other exchange-traded funds (“Underlying ETFs”).  In pursuing its investment objective, U.S. One, Inc. (the “Adviser”) will normally invest at least 80% of the Fund’s total assets in Underlying ETFs.  The Fund invests in Underlying ETFs that track various securities indices comprised of large, mid and small capitalization companies in the United States, Europe and Asia, as well as other developed and emerging markets.  There is no limit on the percentage of Fund assets that may be invested in securities of foreign issuers, including in securities of emerging market issuers, through Underlying ETFs.

The Adviser employs an asset allocation strategy focused on increasing shareholder return and reducing risk through exposure to a variety of domestic and foreign market segments.  The Adviser’s asset allocation strategy pre-determines a target mix of investment types for the Fund to achieve its investment objective and then implements the strategy by selecting securities that best represent each of the desired investment types.  The strategy also calls for periodic review of the Fund’s holdings as markets rise and fall to ensure that the portfolio adheres to the target mix and indicates purchases and sales necessary to return to the target mix.

The Adviser intends to hold Underlying ETFs that hold equity securities of large, mid and small capitalization companies in the United States, as well as other developed countries and developing countries, and that give the Fund exposure to most major developed and developing markets around the world.  Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities.  While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, the Adviser may also invest in Underlying ETFs that may hold U.S. and foreign government debt and investment grade corporate bonds.  The Fund will only invest in U.S. listed ETFs.

The Adviser selects Underlying ETFs based on their ability to accurately represent the underlying stock market to which the Adviser seeks exposure for the Fund and seeks to construct a portfolio that will outperform its benchmark, the S&P 500 Index.  Additionally, the Adviser seeks to maintain a low after-tax cost structure for the Fund and, therefore, also evaluates ETFs based on their underlying costs.  The Adviser employs a buy and hold strategy, meaning that it buys and holds securities for a long period of time, with minimal portfolio turnover. The Adviser considers selling securities generally for one of three reasons: 1) the Adviser no longer wants exposure to the market segment that the security represents; 2) the Adviser has identified an alternative security for the market segment to which the Adviser seeks exposure that either better represents that market segment or does so at a lower cost to shareholders; or 3) the Adviser seeks to rebalance the portfolio to a target allocation, selling a portion of a particular position in a security to achieve the desired allocation.

PRINCIPAL RISKS

As with all funds, a Fund shareholder is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Fund are set forth below.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Underlying ETF Risk.  The Fund is subject to the same risks as the Underlying ETFs in which it invests.  While risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF holds, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.

In addition, certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.  Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs.  Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETFs’, and therefore the Fund’s, share price.

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Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.

From time to time, the Fund may have a signficant investment or investments in a single Underlying ETF or a  small number of Underlying ETFs.  To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs.  There is no limit to the amount the Fund may be invested in an Underlying ETF.

Asset Allocation Risk.  The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying ETFs and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Investment Style Risk.  The returns from the Underlying ETFs in which the Fund invests may underperform returns from the various general securities markets or different asset classes.  This may cause the Fund to underperform other investment vehicles that invest in different asset classes.  Different asset classes and types of securities tend to go through cycles of doing better—or worse—than the general securities markets.  In the past, these periods have lasted for as long as several years.

Equity Risk.  The prices of equity securities in which the Underlying ETFs invest rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap and Mid-Cap Risk. Underlying ETFs that invest in large- and mid-capitalization stocks run the risk that such stocks may underperform other segments of the equity market or the equity market as a whole.  Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions.  However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more suspectible to adverse business or economic events than larger more established companies.  During a period when large- and mid-cap stocks fall behind other types of investments-bonds or small-cap stocks, for instance – the Fund’s performance also will lag those investments.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks.  Accordingly, Underlying ETFs that invest in small-cap securities may be more volatile than Underlying ETFs that invest in large- and mid-cap securities.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns.  Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.  In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Foreign Securities Risk. An Underlying ETF's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges).  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.  An Underlying ETF with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.  There is no limit on the percentage of Fund assets that may be invested in securities of foreign issuers, including in securities of emerging market issuers, through Underlying ETFs.

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Foreign Currency Risk. The Fund may invest in Underlying ETFs that hold securities denominated in foreign currency.  The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of an Underlying ETF security even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETFs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETFs may reserve the right to do so if there is extreme volatility in currency exchange rates.

Emerging Markets Risk. An Underlying ETF's investments in securities of emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than investments in securities of more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying ETF's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Fluctuation of Net Asset Value. The NAV of the Fund shares will fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the Underlying ETFs and their portfolio securities trading individually or in the aggregate at any point in time. The market prices of Fund shares and shares of Underlying ETFs may deviate significantly from the NAV of the shares during periods of market volatility. However, given that shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to a Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history.  Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

6

INVESTMENT ADVISER

U.S. One, Inc. serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Paul Hrabal, President of U.S. One, Inc., is the Fund’s portfolio manager and has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer.  You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security.  The price of a Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount).  The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”).

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund, using a buy and hold strategy, seeks to achieve its investment objective through investment in Underlying ETFs that track certain securities indices.  The Fund generally will remain fully invested in the Underlying ETFs.  A number of factors may affect a Fund’s ability to stay fully invested in the shares of Underlying ETFs.  For example, although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held.  Generally, the Fund sells securities to adjust the number of shares held to reflect a change in the Adviser’s asset allocation for the Fund.

The Fund may change its investment objective without shareholder approval, upon 60 days’ notice to shareholders.

NON-PRINCIPAL INVESTMENT STRATEGIES

In addition to the principal investments and strategies described in this prospectus, the Fund may also, to a lesser extent, use other strategies, and engage in other investment practices.  These additional investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the Fund’s SAI see the back cover of this prospectus).

The Fund may, to a limited extent, also invest its other assets in securities not included in the indices tracked by the Underlying ETFs, but which the Adviser believes will help the Fund stay fully invested and reduce transaction costs.  As non-principal strategies, the Fund may invest in debt and other equity securities, cash and cash equivalents or other money market instruments, including shares of money market mutual funds, and repurchase agreements.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is not expected to exceed 10% of the average value of its portfolio.

ADDITIONAL RISKS

Costs of Investing in Underlying ETFs.  When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fes).  Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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Investment Adviser Risk.  The Adviser has no prior experience managing, or administering, an investment company.  For information on the portfolio manager’s work experience and educational background, see “Portfolio Manager” below.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund’s SAI.

INVESTMENT ADVISER

U.S. One, Inc., a Nevada corporation, 9190 Double Diamond Parkway, Reno, NV 89521, was formed in 2008 and serves as investment adviser to the Fund.  The Adviser serves as investment adviser to the Fund with overall responsibility for the general management and administration of the Fund, subject to the supervision of the Trust’s Board of Trustees.  Pursuant to an investment advisory agreement, the Adviser is responsible for arranging, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.  The Adviser pays all expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s Semi-Annual Report to Shareholders.

PORTFOLIO MANAGER

Paul Hrabal is the President of the Adviser and is primarily responsible for the day-to-day management of the Fund.

Mr. Hrabal founded the Adviser in 2008.  Prior to founding the Adviser, Mr. Hrabal was, from 2002 to 2009, President of U.S. Data Trust Corporation, a provider of data backup and disaster recovery services for small to mid-sized businesses.  In January 2009, Mr. Hrabal sold U.S. Data Trust Corporation and acted as a consultant to the purchaser solely to aid in the transition of ownership of U.S. Data Trust Corporation until January 2010.  Previously, Mr. Hrabal founded an internet company, GoVote.com, Inc. in July 1999, which he sold in March 2000, and was Director of Finance and Business Development with Dell Computer from August 1992 to July 1999.  From October 1990 to July 1992, Mr. Hrabal was Finance Manager at Robert Meyers Studio and Computer Consultant at Di-No Computers from December 1988 to September 1990.  Mr. Hrabal graduated with a Bachelor’s degree in Economics from Occidental College in 1989 and a Masters degree in Business Administration from the University of Chicago in 1996.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund shares.

9

BUYING AND SELLING FUND SHARES

Fund shares are listed for secondary trading on the NYSE Arca.  When you buy or sell the Fund's shares on the secondary market, you will pay or receive the market price.  You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the shares.  The NYSE Arca is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The value of the Fund’s portfolio is based on market price, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market). If market prices are not readily available or do not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.  Because the Fund invests primarily in Underlying ETFs with readily available pricing, it is expected that there would be limited circumstances in which the Fund would use fair value pricing or an independent pricing service including, but not limited to, if the exchange on which an Underlying ETF is principally traded closed early or if trading in a particular Underlying ETF was halted during the day and did not resume prior to the time the Fund calculated its NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is suspectible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the funds.  These restrictions are discussed in the section “Investment Companies” in the Fund’s SAI.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike frequent trading of the shares of traditional open-end mutual funds (i.e., not exchange-traded), frequent trading of shares of the Fund does not d isrupt portfolio management, increase the Fund's trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve the Fund directly.  Certain institutional investors are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are effected primarily in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole when acquiring Creation Units, reflecting the fact that the Fund's trading costs increase in those circumstances. For these reasons, the Fund’s Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing in shares of the Fund.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Fund Distributions

The Fund pays out dividends from its net investment income to shareholders at least annually.  The Fund distributes its net capital gains, if any, to shareholders annually.

Dividend Reinvestment Service

In order to reinvest dividend and capital gains distributions, Fund investors must hold their shares at a broker that offers a reinvestment service (either the broker's own service or a service made available by a third party, such as the broker's outside clearing firm or the Depository Trust Company). If a reinvestment service is available and used, distributions of both income and capital gains will automatically be reinvested in additional whole and fractional shares. If a reinvestment service is not available, investors would receive their distributions in cash. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

As with ETFs generally, reinvestment of dividend and capital gains distributions in additional shares will occur four business days or more after the ex dividend date (the date after which a shareholder no longer receives a distribution of dividends or capital gains). The exact number of days depends on your broker. During that time, the amount of your distribution will not be invested in the Fund and therefore will not share in the Fund's income, gains, and losses.

Tax Information

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

•
The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

•
Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares.  Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

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•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.  You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Non-U.S. Investors.  If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Taxes on Exchange-Listed Share Sales.  Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Investment in Foreign Securities.  The Fund may be subject to foreign withholding taxes on income they may earn from investing in foreign securities which may reduce the return on such investments.  Additional information regarding the Fund’s investment in foreign securities can be found in the SAI.

Backup Withholding.  The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

ADDITIONAL INFORMATION

The Fund’s web site, which will be publicly accessible at no charge, will contain, on a per share basis, the previous day’s closing NAV and the reported closing price, and a calculation of the premium or discount of the closing price against such NAV.  Information regarding the number of days the Fund’s market price was at a discount or premium to its NAV for the most recently completed fiscal year and the most recently completed calendar quarters since that year, will also be provided, free of charge, on the Fund’s web site.  The Fund’s web site is www.onefund.com.

12

U.S. One Trust

P.O. Box 17073

Reno, NV 89511

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The annual and semi-annual reports will be incorporated by reference into this prospectus.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	1-866-ONE-FUND
Monday through Friday
8:00 a.m. to 5:00 p.m. PST

Write:	U.S. One, Inc.
P.O. Box 17073
Reno, NV 89511

Visit:	www.onefund.com

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room In Washington, DC. To find out more about this public service, call the SEC at 202-551.8890. Reports and other information about the Funds are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: pubic info sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Investment Company Act File No.: 811-22320

13

The information in the Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and the Trust is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

STATEMENT OF ADDITIONAL INFORMATION

ONE FUND,

a series of U.S. One Trust

NYSE Arca Ticker Symbol: ONEF

Investment Adviser:
U.S. One, Inc.

April __, 2010

This Statement of Additional Information (“SAI”) is not a prospectus.  With respect to the Trust’s series, the SAI should be read in conjunction with the prospectus, dated April __, 2010, as it may be revised from time to time (the “Prospectus”).  Capitalized terms herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing U.S. One, Inc. at P.O. Box 17073, Reno, Nevada 89511 by visiting the Trust’s website at www.onefund.com or by calling 1-866-ONE-FUND.

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST	3
DESCRIPTION OF PERMITTED INVESTMENTS	3
SPECIAL CONSIDERATIONS AND RISKS	16
CONTINUOUS OFFERING	18
INVESTMENT RESTRICTIONS	18
EXCHANGE LISTING AND TRADING	20
MANAGEMENT OF THE TRUST	21
OWNERSHIP OF SHARES	23
CODE OF ETHICS	24
PROXY VOTING POLICIES	24
INVESTMENT ADVISORY AND OTHER SERVICES	24
THE PORTFOLIO MANAGER	25
THE DISTRIBUTOR	25
THE ADMINISTRATOR	26
THE CUSTODIAN	26
THE TRANSFER AGENT	26
LEGAL COUNSEL	26
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	26
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES	26
DESCRIPTION OF SHARES	26
LIMITATION OF TRUSTEES’ LIABILITY	27
BROKERAGE TRANSACTIONS	27
PORTFOLIO TURNOVER RATE	28
BOOK ENTRY ONLY SYSTEM	28
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	29
PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS	30
DETERMINATION OF NET ASSET VALUE	35
DIVIDENDS AND DISTRIBUTIONS	36
TAXATION	36

FINANCIAL STATEMENT	43
EXHIBIT A – PROXY VOTING POLICIES AND PROCEDURES	A-1

GENERAL INFORMATION ABOUT THE TRUST
Organization

U.S. One Trust (the “Trust”) is an open-end management investment company, currently offering one series, the One Fund (the “Fund”).  The Trust was organized as a Delaware statutory trust on July 27, 2009.  The Trust is registered with the United States Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is long-term capital appreciation.  U.S. One, Inc. (the “Adviser”) manages the Fund.  The Fund is classified as a “diversified” investment company under the 1940 Act, as amended.

The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”).  The Fund generally offers and issues Shares in exchange for shares of specified Underlying ETFs, as defined below, the (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”).  The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  The Shares will be listed on the NYSE Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below).  The Trust will impose a standard transaction fee of up to $500 for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.  In addition to the $500 fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to five times the fixed Creation or Redemption Transaction Fee (not to exceed $2500) may apply for cash purchases/redemptions, non-standard orders or partial cash purchases/redemptions.  For more information, see “Purchase and Issuance of Shares in Creation Units.”

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices of the Fund and its Underlying ETFs and the associated risk factors.

EQUITY SECURITIES

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock and investments in master limited partnerships.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund and its Underlying ETFs invest will cause the NAV of the Fund and its underlying ETFs to fluctuate.  The Fund or the Underlying ETFs may purchase equity securities traded on registered exchanges or the over-the-counter market.

FOREIGN SECURITIES

Foreign securities are debt and equity securities that are traded in markets outside of the U.S.  The markets in which these securities are located can be developed or emerging.

Types of Foreign Securities:

American Depositary Receipts (“ADRs”) - ADRs as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer’s home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored.  While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Investment Funds - Some emerging countries currently prohibit direct foreign investment in the securities of their companies.  Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized.  Investments in these investment funds are subject to the provisions of the 1940 Act.  If the Fund or its Underlying ETFs invest in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund and the Underlying ETF (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.  In addition, these investment funds may trade at a premium over their NAV.

Risks of Foreign Securities:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Political and Economic Factors - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments.  Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

•
The economies of foreign countries may differ from the economy of the United States. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

•
Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies.  Actions by these governments could significantly influence the market prices of securities and payment of dividends;

•
The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

•
The internal policies of a particular foreign country may be less stable than in the United States.  Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

•
A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets.  These restrictions could limit the Fund or an Underlying ETF’s ability to invest in a particular country or make it very expensive for a Fund to invest in that country.  Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest.  Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

Information and Supervision - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies.  Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.   The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

Stock Exchange and Market Risk - The Adviser anticipates that in most cases an exchange or over-the-counter (“OTC”) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

•	are generally more volatile than, and not as developed or efficient as, those in the United States;
•	have substantially less volume;
•	trade securities that tend to be less liquid and experience more rapid and erratic price movements;
•	have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;
•	employ trading, settlement and custodial practices less developed than those in United States markets; and
•	may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than United States markets because:

•	foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.
•	adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.
•	in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.
•	OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.
•	economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

•
restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk - The securities of foreign companies are frequently denominated in foreign currencies.  Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency.   Some of the factors that may impair the investments denominated in a foreign currency are:

•	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;
•	Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;
•
Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

•
There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

•
Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

•
The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Taxes - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund or an Underlying ETF to recover a portion of these taxes, the portion that cannot be recovered will reduce the income a Fund or an Underlying ETF receives from its investments.

Emerging Markets - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

•	Have relatively unstable governments;
•	Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;
•	Offer less protection of property rights than more developed countries; and
•
Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

DEBT SECURITIES

To the extent that the Fund or an Underlying ETF invests in debt securities, they will be subject to the following risks:

Interest Rate Risk— Debt securities are subject to the risk that interest rates rise and fall over time.  The Fund or an underlying ETF therefore may be more sensitive to fluctuations in interest rates than other types of investments.  In particular, increases to prevailing interest rates could have a negative impact on the performance of the Fund or an Underlying ETF.  This risk is greater when the Fund or an Underlying ETF holds bonds with longer maturities.

Credit Risk— If a Fund or an Underlying ETF invests in debt securities, they are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Fund or an Underlying ETF’s share price to fall.  The Fund or an Underlying ETF could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.  Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds.  Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns.  Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and Extension Risk—If a Fund or an Underlying ETF invests in debt securities, they are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Fund or an Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund or an Underlying ETF’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, the Fund or an Underlying ETF may exhibit additional volatility if it holds these securities.  This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an Underlying ETF because the Underlying ETF will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

EXCHANGE-TRADED FUNDS

The Fund will seek to achieve its investment objective by purchasing shares of exchange-traded funds (ETFs).

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate significantly, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a premium or discount to their NAV; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Most ETFs are investment companies. Therefore, the Fund's purchases of shares of other ETFs generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described under the heading " Investment Companies."

REPURCHASE AGREEMENTS

The Fund or its Underlying ETFs may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral.  A repurchase agreement is an agreement under which the Fund or an Underlying ETF acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from the seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund or an Underlying ETF and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund or an Underlying ETF (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of the Fund’s or an Underlying ETF’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.  There is no limit on the Fund’s investment in liquid repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund or an Underlying ETF not within the control of the Fund or the Underlying ETF and, therefore, the Fund or the Underlying ETF may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

U.S. GOVERNMENT SECURITIES

U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship.  Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”).  Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets.  This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership.  On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years.

BORROWING

Borrowing for investment purposes is one form of leverage. The Underlying ETFs in which the Fund may invest may employ leverage; however, the Fund will not invest in Underlying ETFs that use leverage as a principal investment strategy. The Fund will not employ leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of an Underlying ETF and the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV will increase more when an Underlying ETF or the Fund’s portfolio assets increase in value and decrease more when portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, an Underlying ETF or the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

The Fund or an Underlying ETF may also borrow money to facilitate management of the portfolio by enabling the Fund or an Underlying ETF to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund or Underlying ETF promptly. As required by the 1940 Act, a Fund or Underlying ETF must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund or an Underlying ETF’s assets should fail to meet this 300% coverage test, the Fund or Underlying ETF, within three days (not including Sundays and holidays), will reduce the amount of borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.  The Fund may borrow to the extent permitted by the 1940 Act.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets.  Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.

LENDING PORTFOLIO SECURITIES

The Fund or its Underlying ETFs may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Fund or an Underlying ETF may terminate a loan at any time and obtain the return of the securities loaned. The Fund or an Underlying ETF receives the value of any interest or cash or non-cash distributions paid on the loaned securities.  Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral.  The Fund or an Underlying ETF is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund or an Underlying ETF is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending party or through one or more joint accounts or money market funds, which may include those managed by the Adviser.  The Fund may pay a part of the amount earned on the reinvestment of cash collateral, or other fee, to an unaffiliated third party for acting as the Funds’ securities lending agent.

The Fund or an Underlying ETF may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Fund or an Underlying ETF’s board who administer the lending program in accordance with guidelines approved by the board. In such capacity, the lending agent causes the delivery of loaned securities from the the Fund or an Underlying ETF to borrowers, arranges for the return of loaned securities at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

While the voting rights with respect to securities on loan may pass to the borrower, the Fund’s Board of Trustees will, consistent with its fiduciary obligations, recall a loan in time to vote proxies if it has knowledge that a vote concerning a material event regarding the securities will occur.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund or an Underlying ETF has agreed to pay a borrower, resulting in a negative return overall), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund or an Underlying ETF’s securities as agreed, the Fund or its Underlying ETF may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of its total assets.

REVERSE REPURCHASE AGREEMENTS

The Fund and its Underlying ETFs may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund or Underlying ETF can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund or Underlying ETF is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund or the Underlying ETF has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an Underlying ETF or the Fund’s assets. An Underlying ETF or the Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.  The Fund will not engage in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, the Fund or the Underlying ETFs may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Fund’s Adviser or an Underlying ETF’s adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund or an Underlying ETF. Any of these instruments may be purchased on a current or a forward-settled basis.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

DERIVATIVES

The following are descriptions of certain derivative instruments.  The Fund does not invest in derivatives.  The Underlying ETFs in which the Fund invests may, to a limited extent, invest in dervatives; however, the Fund will not invest in an Underlying ETF that uses derivatives as a principal investment strategy.

FUTURES AND OPTIONS ON FUTURES

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Underlying ETFs may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.  To the extent an Underlying ETF uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”).

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When an Underlying ETF purchases or sells a futures contract, or sells an option thereon, it is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Underlying ETF may maintain with its custodian bank (and mark-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If an Underlying ETF continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which an Underlying ETF may undertake and on the potential increase in the speculative character of outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

An Underlying ETF may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, an Underlying ETF may maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying ETF may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. An Underlying ETF may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

An Underlying ETF may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, an Underlying ETF may maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. An Underlying ETF may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. An Underlying ETF may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, an Underlying ETF may maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying ETF may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

Options.  An Underlying ETF may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When an Underlying ETF writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

An Underlying ETF may trade put and call options on securities, securities indices and currencies.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, an Underlying ETF may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying ETF is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or an Underlying ETF delivers the security upon exercise.

An Underlying ETF may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that an Underlying ETF may seek to purchase in the future. An Underlying ETF purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable, loss of the premium paid may be offset by an increase in the value of an Underlying ETF’s securities or by a decrease in the cost of acquisition of securities by an Underlying ETF.

An Underlying ETF may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When an Underlying ETF writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and an Underlying ETF will realize as profit the premium received for such option. When a call option of which an Underlying ETF is the writer is exercised, an Underlying ETF will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which an Underlying ETF is the writer is exercised, it will be required to purchase the underlying securities at a price in excess of the market value of such securities.

An Underlying ETF may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

SWAP AGREEMENTS

An Underlying ETF may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swap agreements, in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.  Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into an Underlying ETF calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the current obligations (or rights) of an Underlying ETF under a swap agreement may generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  An Underlying ETF may bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

An Underlying ETF may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.  An Underlying ETF will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, an Underlying ETF receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that an Underlying ETF is contractually obligated to make.  If the other party to a swap agreement defaults, the risk of loss consists of the net amount of payments that an Underlying ETF is contractually entitled to receive, if any.  The net amount of the excess, if any, of an Underlying ETF’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the custodian.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market.  An Underlying ETF’s Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

STOCK INDEX FUTURES CONTRACTS

An Underlying ETF may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade.  A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time an Underlying ETF purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract may be deposited in a segregated account with Underlying ETF’s custodian.  When writing a futures contract, an Underlying ETF will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract.  Alternatively, an Underlying ETF may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting an Underlying ETF to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying ETF (or at a higher price if the difference is maintained in liquid assets with the Underlying ETF’s custodian).

INVESTMENT COMPANIES

The Fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption.  Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:  (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.   To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The Commission has issued orders exempting certain ETFs from the limits set forth in Sections 12(d)(1)(A) and Section 12(d)(1)(B).  These exemptions permit the Fund to invest in certain Underlying ETFs beyond the limits set forth in Sections 12(d)(1)(A) and Section 12(d)(1)(B).  The Fund intends to enter into participant agreements with such Underlying ETFs and purchase shares of those ETFs beyond the limits of sections 12(d)(1)(A) and 12(d)(1)(B) in reliance upon the relief.

ADDITIONAL PERMITTED INVESTMENTS

The following investments are permitted investments of the Fund; however, the Fund has no present intention of investing in such instruments.

EXCHANGE-TRADED NOTES

Exchange-traded notes (“ETNs”) are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity.  ETNs may be riskier than ordinary debt securities and may have no principal protection.  The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.  Certain ETNs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxation”) which must be met in order for the Fund to maintain its status as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will monitor such investments to ensure that any non-qualifying income does not exceed permissible limits.

POOLED INVESTMENT VEHICLES

The Fund or its Underlying ETFs may invest in the securities of pooled vehicles that are not investment companies.  These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security.  If the Fund or an Underlying ETF invests in, and thus, is a shareholder of, a pooled vehicle, the Fund or the Underlying ETF’s shareholders will indirectly bear the proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund or to the Underlying ETF to its own investment adviser and the other expenses that the Fund and the Underlying ETFs bear directly in connection with their own operations.  Certain pooled investment vehicles may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxation”) which must be met in order for the Fund to maintain its status as a RIC under the Code, the Fund will monitor such investments to ensure that any non-qualifying income does not exceed permissible limits.

FUTURE DEVELOPMENTS

The Fund may take advantage of opportunities in other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus.  The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, including those portfolio securities held by the Underlying ETFs, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in Underlying ETFs may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

The Fund will not invest in derivatives. The Underlying ETFs in which the Fund invests may, to a limited extent, invest in derivatives; however, the Fund will not invest in an Underlying ETF that uses derivatives as a principal investment strategy.

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, an Underlying ETF would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Underlying ETF has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Underlying ETF may be required to make delivery of the instruments underlying futures contracts it has sold.

The Underlying ETF may minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Underlying ETF does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Underlying ETF, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by the Underlying ETF involves the risk of imperfect or even negative correlation between the changes in market value of the securities held by the Underlying ETF and the prices of futures and options on futures. There is also the risk of loss by the Underlying ETF of margin deposits in the event of bankruptcy of a broker with whom the Underlying ETF has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Underlying ETF may have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Underlying ETF’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TAX RISKS

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund.  These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For these purposes, a "majority of outstanding shares" means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.
The Fund may not (i) with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.
The Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries.  This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies.  For purposes of this restriction, the Fund will aggregate the portfolio holdings of the Underlying ETFs so that the Fund will not have indirectly invested more than 25% of its assets in a particular industry or group of industries.

3.
Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies set forth above, the Fund observes the following restrictions, which may be changed without a shareholder vote.  The Fund will not:

1.
Hold illiquid assets in excess of 15% of its net assets.  An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.	The Fund will not purchase securities while the Fund has outstanding borrowings in excess of 5% of its total assets.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.  The Fund’s current investment policy on lending is as follows:  the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments.  The Fund will not purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities.  The Fund will not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under “PURCHASE AND SALE OF FUND SHARES” and “BUYING AND SELLING FUND SHARES.”  The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Fund. The IOPV calculations are estimates of the value of a Fund’s NAV using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the Fund’s NAV, which is calculated only once a day. Neither the Fund, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

The Board has responsibility for the overall management and operations and business affairs of the Trust, including general supervision and review of its investment activities.  The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund.   The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below:

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustees
Paul Hrabal P.O. Box 17073, Reno, NV 89511 42	Trustee, President and Treasurer	Since 2009	U.S. Data Trust Corporation 2002 to 2009 - President; U.S. One, Inc. 2008 to present – President	1	None
Independent Trustees
Samuel W. Humphreys P.O. Box 17073, Reno, NV 89511 55	Trustee	Since 2010	London Bay Capital 2007 to present – CEO; Syntek Capital 1999 to 2007 – CEO	1	None
Stephen Matthew Lopez-Bowlan P.O. Box 17073, Reno, NV 89511 50	Trustee	Since 2010	Marco Polo Investors, LLC 2009 to present – President and CEO; Water Tec, LLC 2009 to present – Vice President and CFO; H20, LLC 2009 to present – Vice President and CFO; Sutton Place Limited 2006 to 2008 – COO; Sutton Place Limited 1994 to 2006 - CFO	1	None
David Sean McEwen P.O. Box 17073, Reno, NV 89511 50	Trustee	Since 2010	Retired since 2005; TriTech Software Systems, Inc. 1983 to 2005 – Vice President, President, CEO and Chairman	1	None

OFFICERS

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held
Paul Hrabal P.O. Box 17073, Reno, NV 89511 42	Trustee, President and Treasurer	Since 2009	U.S. Data Trust Corporation 2002 to 2009 - President; U.S. One, Inc. 2008 to present – President	None

COMPENSATION OF TRUSTEES AND OFFICERS

The following table sets forth the estimated compensation that will be paid to each Trustee by the Trust for the fiscal year ending December 31, 2010. Prior to the Trust’s commencement of operations no Trustee was compensated.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustees
Paul Hrabal	$0	N/A	N/A	$0
Independent Trustees
Samuel W. Humphreys	$2,500	N/A	N/A	$2,500
Stephen Matthew Lopez-Bowlan	$2,500	N/A	N/A	$2,500
David Sean McEwen	$2,500	N/A	N/A	$2,500

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee.  The Audit Committee meets periodically, as necessary.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust.  The Nominating Committee operates under a written charter approved by the Board.  The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any.  The Nominating Committee generally will not consider nominees recommended by shareholders.  All of the Independent Trustees currently serve as members of the Nominating Committee.  The Nominating Committee meets periodically, as necessary.

OWNERSHIP OF SHARES

The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completely calendar year.  Because the Fund is new, as of the date of this SAI, none of the Trustees beneficially owned shares of the Fund.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.  The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Shares	Aggregate Dollar Range of Shares
Interested Trustees
Paul Hrabal	$0	$0

Independent Trustees
Samuel W. Humphreys	$0	$0
Stephen Matthew Lopez-Bowlan	$0	$0
David Sean McEwen	$0	$0

CODE OF ETHICS

The Trust, the Adviser, and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics).

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Board of Trustees has delegated the responsibility to vote proxies for securities held in the Fund’s portfolio to the Adviser. Proxies for the portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.  Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 will be available: (1) without charge by calling 1-866-ONE-FUND; (2) on the Fund’s website at www.onefund.com; and (3) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

U.S. One, Inc. (the “Adviser”), a Nevada corporation, 9190 Double Diamond Parkway, Reno, NV 89521, serves as the investment adviser to the Fund.

The Trust and the Adviser have entered into an investment advisory agreement dated March 26, 2010 (the “Advisory Agreement”) with respect to the Fund.  Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Fund, and manages the investment portfolio and business affairs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties under this Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust.  As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Pursuant to the Advisory Agreement, for the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.  The Adviser pays all of the expenses of the Fund other than the management fee, distribution fees pursuant to the Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

THE PORTFOLIO MANAGER

This section includes information about the Fund’s portfolio manager, including information about other accounts managed, the dollar range of Shares owned and compensation.

COMPENSATION

The Adviser compensates the Fund’s portfolio manager for the management of the Fund.  The portfolio manager’s compensation consists of a salary, designed to be competitive with similar investment advisers and to compensate the portfolio manager for his contribution to the Adviser and its investment products.  The portfolio manager does not receive a bonus.

SHARES OWNED BY PORTFOLIO MANAGER

The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.  Because the Fund is new, as of the date of this SAI, the Portfolio Manager did now beneficially own shares of the Fund.

OTHER ACCOUNTS MANAGED

The portfolio manager currently does not manage any other accounts.

THE DISTRIBUTOR

Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, is the principal underwriter and distributor of the Fund’s shares.  The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares.  The Distributor is not affiliated with the Adviser or its affiliates.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in "Procedures for Creation of Creation Units" below) or DTC participants (as defined below).

The Distribution Agreement may continue for two years from its effective date and is renewable thereafter.  The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement is terminable without penalty by the Trust on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

THE ADMINISTRATOR

The Bank of New York Mellon, One Wall Street, New York, New York 10286 serves as the administrator of the Fund.

THE CUSTODIAN

The Bank of New York Mellon serves as the custodian of the Fund.  The Custodian holds cash securities and other assets of the Fund as required by the 1940 Act.

THE TRANSFER AGENT

The Bank of New York Mellon serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about the Fund’s security holdings.  The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites.  In addition, the composition of the In-Kind Creation Basket and the In-Kind Redemption Basket, is publicly disseminated daily prior to the opening of the NYSE Arca via the NSCC.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the creator of an unlimited number of funds and issuance of an unlimited number of shares.  Each share of a fund represents an equal proportionate interest in that fund with each other share.  Shares are entitled upon liquidation to a pro rata share in the net assets of the fund.  Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares.  All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.  The Fund’s shares, including its Creation Units, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.  As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders unless otherwise required by the 1940 Act or stock exchange rules.  Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.  Upon the written request of shareholders owning at least 10% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee.  The Declaration of Trust also provides that The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.  Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable.  The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution.  Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances.  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser does not currently use the Fund’s assets for, or participate in, third party any soft dollar arrangements, although it may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Adviser does not “pay up” for the value of any such proprietary research.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.  The primary consideration is prompt execution of orders at the most favorable net price.

The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The Fund had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past fiscal year.

Securities of “Regular Broker-Dealer.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year.  “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio  transactions;  (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.  Because the Fund is new, as of the date of this SAI, the Fund does not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses.  The portfolio turnover rate for the Fund is expected to be under 10%.  The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the "DTC's Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede &Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund's shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund had not commenced operations as of April 2, 2010 and therefore no person owned of record beneficially 5% or more of any Shares of the Fund.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund.  From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.  Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of a Fund.  In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Fund had not commenced operations prior to the date of this SAI and therefore, the Trustees and Officers of the Trust did not own any of the Fund’s outstanding shares.

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (as defined below). The NAV of the Fund's shares is calculated each business day as of the close of regular trading on the NYSE Arca, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A Business Day is any day on which the NYSE Arca is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of shares of specified ETFs (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below.  Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable.  Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).  The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units.  Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form.  The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day.  Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities) and/or through a subcustody agent for (for foreign securities). With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.  The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed.  When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.  The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction.  A Fund may adjust the creation transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash purchases, non-standard orders, or partial cash purchases for the Fund.  Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation transaction fee for the Fund will be $500.  The maximum additional charge for the Fund will be $2500.

RISKS OF PURCHASING CREATION UNITS.  There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund's shares may be issued on an ongoing basis, a "distribution" of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject  to the prospectus delivery and liability provisions of the Securities Act of 1933 (“Securities Act”). For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund's shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust.  With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below.  In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.  Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Fund’s Prospectus, as may be revised from time to time.  The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request.  A Fund may adjust the redemption transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) for the Fund.  Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order.

The standard redemption transaction fee for the Fund will be $500.  The maximum additional charge for the Fund will be $2500.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES.  If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.  An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for the Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The Fund’s NAV is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV, a Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.  The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Fund will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make this service available for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share.

TAXATION

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

The Fund will seek to qualify for treatment as a RIC under the Code.  Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).  Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% test.  The Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid violation of the 90% test.

In the event of a failure by the Fund to qualify as a RIC, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations.  This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.  The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.  The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).  Dividends received by the Fund from an Underlying ETF taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such RIC.

In order for some portion of the dividends received by the Fund shareholder of the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares.  The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund.  Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale of Fund Shares will be disallowed to the extent that other Fund Shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a Share sale.  Any loss disallowed under these rules will be added to the tax basis in the newly purchased Shares.  In addition, any loss realized by a shareholder on the disposition of Shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such Shares.

An Underlying ETF may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by the Underlying ETF are treated as ordinary income or capital gain, accelerate the recognition of income to the Underlying ETF and/or defer the Underlying ETF’s ability to recognize losses.  These rules may affect the amount, timing or character of the distributions that the Fund receives from the Underlying ETF, and in turn, may affect the amount, timing or character of the income distributed by the Fund.

If one or more Underlying ETFs generates more non-qualifying income than the Fund’s portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a RIC.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.  Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Dividends and interest received by the Fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund’s transactions in foreign currencies will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor their transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund Shares, paid to a shareholder who:  (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

FOREIGN SHAREHOLDERS

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable year beginning after December 31, 2004 and not beginning after December 31, 2009, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

TAXES ON CREATION AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.  In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex.  Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit.  The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

OTHER ISSUES

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”).  Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders.  However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund from holding investments in REITs that hold residual interests in REMICs, and the Fund may do so.  The IRS has issued recent guidance with respect to these issus and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

U.S. One Trust

ONE FUND

FINANCIAL STATEMENT

STATEMENT OF ASSETS AND LIABILITIES

MARCH 26, 2010

Assets:
Cash	$100,000
Net Assets	$100,000

Shares Issued and Outstanding:
Shares Issued and Outstanding (Unlimited shares authorized)	4,000

Net Asset Value (NAV) per Share	$25.00

See accompanying notes to financial statement.

Net Assets Consist of:

Paid-in-Capital	$100,000

U.S. One Trust

Notes to Financial Statement

1. ORGANIZATION

U.S. One Trust (the “Trust”) is an open-end management investment company, currently offering one series, the One Fund (the “Fund”).  The Trust was organized as a Delaware statutory trust on July 27, 2009.  The Trust is registered with the United States Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objective of the Fund is long-term capital appreciation.  U.S. One, Inc. (the “Adviser”) manages the Fund.  The Fund is classified as a “diversified” investment company under the 1940 Act, as amended.

The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the 1940 Act, and the sale and issuance to U.S. One, Inc. of 4,000 shares beneficial interest of the Fund at an aggregate purchase price of $100,000 on March 26, 2010.  The Adviser owns 100% of the outstanding shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates and Indemnifications

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in this financial statement.  Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Income Taxes

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Expenses

All shareholders bear the common expenses of the Fund and earn income including realized gains/losses from the portfolio based on average daily net assets of the Fund.

U.S. One Trust

Notes to Financial Statement

3. INVESTMENT ADVISORY AGREEMENT AND OTHER

Investment Advisory Agreement

U.S. One, Inc. serves as the investment adviser to the Fund.  Pursuant to the Advisory Agreement, for the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.  The Adviser pays all of the expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent.

Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement.  As compensation for the foregoing services, FCS receives certain out of pocket costs and a fixed monthly fee, which are accrued daily and paid monthly by the Adviser.

4. DISTRIBUTION AGREEMENT

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares.

5. ORGANIZATION COST

Expenses incurred in organizing of the Trust and the Fund is approximately $100,000.  The Adviser has agreed to bear the Trust’s organization costs.

U.S. One Trust

Notes to Financial Statement

6. CREATION AND REDEMPTION TRANSACTIONS

The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”).  The Shares will be listed on the NYSE Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of 50,000 Shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of U.S. One Trust
and the Shareholder of the One Fund

We have audited the accompanying statement of assets and liabilities of the One Fund (“the Fund”), a series of shares of beneficial interest of U.S. One Trust, as of March 26, 2010. The financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above present fairly, in all material respects, the financial position the One Fund as of March 26, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ BBD, LLP
BBD, LLP

Philadelphia, Pennsylvania
March 31, 2010

EXHIBIT A

U.S. ONE, INC.

Proxy Voting Procedures

The Advisory Agreement between U.S. One Trust (the “Trust”) and U.S. One, Inc. (the “Adviser”), empowers the Adviser to vote proxies on behalf of the Trust. The Adviser votes proxies for securities held in client accounts using the following procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.  Specifically, Rule 206(4)-6 requires that the Adviser:

•	Adopt and implement written policies and procedures reasonably designed to ensure that it vote client securities in the best interest of clients;
•	Disclose to clients how they may obtain information from the Adviser about how it voted proxies for their securities; and
•	Describe the Adviser’s proxy voting policies and procedures to clients and furnish them a copy of the policies and procedures on request.

A.           Objective

Where the Adviser is given responsibility for voting proxies, it must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted.  In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, the Adviser generally votes in accordance with the recommendations of the Board of Directors or Trustees of the underlying funds in which it invests, although, on occasion the Adviser abstains from voting on these issues.

When making proxy-voting decisions, the Adviser generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by the Adviser.1  The Guidelines set forth the Adviser’s positions on recurring issues and criteria for addressing non-recurring issues.

B.           Accounts for Which the Advisor Has Proxy Voting Responsibility

The Adviser generally is responsible for voting proxies with respect to securities selected by the Adviser and held in client accounts.  The Adviser’s form of advisory agreement provides clients with an alternative as to whether the client or the Adviser will be responsible for proxy voting.  However, the Adviser does not vote proxies for securities not selected by the Adviser but that are nevertheless held in a client account or where the Adviser otherwise is not vested with discretionary authority over securities held in a client account.

C.           Adherence to Client Proxy Voting Policies

Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Adviser to follow it, the Adviser is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the client or otherwise imprudent or unlawful.

____________________
[1]	The Policy and Procedures are described generally in our Form ADV, Part II and are made available to clients on request.

The Adviser must, to the extent possible, comply with each client’s proxy voting policy.  If such policies conflict, the Adviser may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, for example (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D.           Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of the Adviser’s clients and the interests of the Adviser and its employees.  The Adviser must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict.  For example, conflicts of interest may arise when:

•	proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with the Adviser;[2]
•	a proponent of a proxy proposal has a business relationship with the Adviser; or
•	the Adviser has business relationships with participants in proxy contests, corporate directors or director candidates.

The Adviser is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting.  Any employee of the Adviser with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the Chief Compliance Officer and may be required to recuse him or herself from the proxy voting process.  Issues raising possible conflicts of interest are referred to the Trust’s Board of Trustees.  Application of the Guidelines or should, in most cases, adequately address any possible conflicts of interest.

E.           Reports

The Adviser’s Form ADV Part II sets forth how clients may obtain information from the Adviser about how it voted proxies with respect to their securities.  If requested, the Adviser provides clients with periodic reports on the Adviser’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request.  In the case of ERISA plans, the named fiduciary that appointed the Adviser is required to monitor periodically the Adviser’s activities, including our decisions and actions with regard to proxy voting.  Accordingly, the Adviser provides these named fiduciaries on request with reports to enable them to monitor the Adviser’s proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

F.           Operational Procedures

The Adviser is responsible for administering the proxy voting process as set forth in these procedures.  The Adviser is responsible for ensuring that meeting notices are reviewed and proxy matters are communicated to the portfolio managers or research analysts for consideration and voting recommendations.

The Adviser will process proxies of a routine nature in accordance with the Adviser’s Proxy Voting Guidelines. Proposals not covered by the Guidelines or situations where the Guidelines are unclear on how a proxy should be voted will be documented in writing and referred to the Trust’s Board of Trustees.  The Adviser is responsible for the actual submission of the proxies in a timely fashion.

The Adviser may vote contrary to the Guidelines if it determines that it is in the best interest of clients.  The Adviser is required to document the rationale for its recommendation if it votes inconsistent with its guidelines.  The Trust’s Board of Trustees will review the recommendation in order to determine whether the Adviser’s voting rationale appears reasonable and in the best interests of clients.  If the Board does not agree that the Adviser’s rationale is reasonable and in the best interests of clients, the Board will vote the proxy and document the reason(s) for its decision.  The Adviser is responsible for maintaining the documentation of its and the Board of Trustees’ decisions, and assuring that it adequately reflects the basis for any recommendation or vote that is cast in opposition to the Guidelines.
____________________
[2]
For this purpose, the Adviser generally will consider as "non-routine" any matter listed in New York Stock Exchange Rule 452.11, relating to when a member Advisor may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

G.           Securities Subject to Lending Arrangements

For various legal or administrative reasons, the Adviser, customarily and typically does not, and is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian.  The Adviser will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible.  In certain extraordinary situations, the Adviser may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes.  This decision will generally be made on a case-by-case basis depending on whether, in the Adviser’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding.  There can be no guarantee that any such securities can be retrieved for such purpose.

U.S. ONE, INC.

Proxy Voting Guidelines

The Advisory Agreement between U.S. One Trust (the “Trust”) and U.S. One, Inc. (the “Adviser”), empowers the Adviser to vote proxies on behalf of the Trust. The Adviser votes proxies for securities held in client accounts using the following guidelines to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940.

General Guidelines

The proxy voting guidelines below summarize the Adviser’s position on various issues of concern to investors and give a general indication of how portfolio securities held in client accounts will be voted on proposals dealing with particular issues.  The guidelines are not exhaustive and do not include all potential voting issues.  In addition, because proxy voting issues and circumstances of individual companies are so varied, there may be instances when the Adviser may not vote in strict adherence to these guidelines as outlined below. The following guidelines are grouped according to the types of proposals generally presented to shareholders.

(i) Board of Directors Issues

The Adviser will generally vote for all Board of Directors nominees unless certain actions by the Directors warrant votes to be withheld.  These instances include Directors who:

•	Attend less than 75% of the board and committee meetings unexcused;
•	Ignore a shareholders’ proposal that is approved by a majority of the votes cast for two (2) consecutive years;
•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares;
•	Are inside directors and sit on the audit, compensation or nomination committees; and
•	Enacted egregious corporate governance policies.

All other items are voted on a case-by-case basis with the exception of the following, which the Adviser will generally oppose:

•	Proposals to limit the tenure of outside directors;
•	Proposals to impose mandatory retirement ages for outside directors; and
•	Proposals requiring directors to own a minimum amount of company stock in order to qualify as director or remain on the board.

(ii) Auditors

the Adviser will generally vote for proposals to ratify auditors, unless:

•	An auditor has a financial interest in or association with the company, and is therefore not independent; or
•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

(iii) Adviser Compensation

•
the Adviser will generally approve proposals related to compensation of an investment adviser as long as the proposals have been recommended by the Board of Directors or Trustees of the underlying funds in which series of the Trust may invest.

(iv) Takeover/Tender Offer Defenses

Anti-takeover proposals are analyzed on a case-by-case basis.  However, since investors customarily, in our view, suffer a diminution of power as a result of the adoption of such proposals, they are generally opposed by the Adviser unless structured in such a way that they give shareholders the ultimate decision on any proposal or offer.  Specifically, the Adviser will under normal circumstances oppose:

•	Dual class exchange offers and dual class recapitalizations (unequal voting rights);
•	Proposals to require a supermajority shareholder vote to approve charter and by-law amendments;
•	Proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations; and
•	Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

The Adviser will generally vote in favor of the following issues:

•	Proposals to adopt anti-greenmail charter by-law amendments or to otherwise restrict a company’s ability to make greenmail payments; and
•	Proposals to require approval of blank check preferred stock issues for other than general corporate purposes

(v) Capital Structure and Shareholder Rights

This category consists of broad issues concerning capital structure and shareholder rights.  These types of issues generally call for revisions to the corporate by-laws, which will impact shareholder ownership rights.  All items are reviewed and voted on a case-by-case basis; however, the Adviser endeavors to balance the ownership rights of shareholders and their best interests with providing management of each corporation the greatest operational latitude.

(vi) Social and Political Responsibility Issues

In the case of social and political responsibility issues that in the Adviser’s view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of the Adviser’s clients.  Unless a client has given the Adviser other instructions, the Adviser generally votes in accordance with the recommendations of the Board of Directors or Trustees of the underlying fund in which it invests, although, on occasion the Adviser abstains from voting on these issues.

PART C:  OTHER INFORMATION

Item 28.                 Exhibits

(a)(1)
Certificate of Trust dated July 26, 2009 of U.S. One Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

(a)(2)
Registrant’s Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

(b)
Registrant’s By-Laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

(c)	Not applicable.

(d)	Advisory Agreement dated March 26, 2010 between the Registrant and U.S. One, Inc. is filed herewith.

(e)(1)	ETF Distribution Agreement dated March 26, 2010 between the Registrant and Foreside Fund Services, LLC is filed herewith.

(e)(2)	Form of Authorized Participant Agreement is filed herewith.

(f)	Not applicable.

(g)	Form of Custody Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(h)(1)	Form of Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(h)(2)	Form of Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(h)(3)	Compliance Services Agreement dated March 24, 2010 is filed herewith.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP is filed herewith.

(j)	Consent of independent registered public accountants is filed herewith.

(k)	Not applicable.

(l)	Subscription Agreement dated April 2, 2010 between the Registrant and U.S. One, Inc. is filed herewith.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is filed herewith.

(p)(2)	Code of Ethics of U.S. One, Inc. is filed herewith.

(p)(3)	Code of Ethics of Foreside Fund Services, LLC is filed herewith.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.                 Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.               Business and other Connections of the Investment Adviser

U.S. One, Inc., a Nevada corporation (the “Adviser”), serves as the investment adviser for each series of the Trust.  The principal address of the Adviser is 9190 Double Diamond Parkway, Reno, NV 89521.  The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with \Investment Adviser	Name of Other Company	Connection with Other Company
Paul Hrabal President	U.S. Data Trust Corporation	President and Owner
	VaultLogix, LLC	Consultant

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.                 Principal Underwriters

(a)
Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, Foreside Fund Services, LLC (the “Distributor”), acts as distributor for:

American Beacon Funds
American Beacon Mileage Funds
American Beacon Select Funds
Henderson Global Funds
Bridgeway Funds, Inc.
Century Capital Management Trust
Sound Shore Fund, Inc.
Forum Funds
Central Park Group Multi-Event Fund
The CNL Funds
PMC Funds, Series of the Trust for Professional Managers
Nomura Partners Funds, Inc.
Wintergreen Fund, Inc.
RevenueShares ETF Trust
DirexionShares ETF Trust
Javelin Exchange-Traded Trust
AdvisorShares Trust
Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
Old Mutual Global Shares Trust

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)
Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B.  Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Mark S. Redman	President	None
Richard J. Berthy	Vice President and Treasurer	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Chief Compliance Officer and Vice President	None
Mark A. Fairbanks	Director of Compliance and Vice President	None

Item 33.               Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
U.S. One Trust
9190 Double Diamond Parkway
Reno, NV 89521

(b)	Adviser:
U.S. One, Inc.
9190 Double Diamond Parkway
Reno, NV 89521

(c)	Principal Underwriter:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

(e)	Custodian:
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 34.                   Management Services

Not Applicable.

Item 35.                   Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Pre-Effective Amendment No. 3 to Registration Statement No. 333-160877 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Reno, State of Nevada on this 5th day of April, 2010.

U.S. One Trust

/s/ Paul Hrabal
Paul Hrabal
President and Treasurer, Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Paul Hrabal______________	Chairman of the Board of Trustees,	April 5, 2010
Paul Hrabal	President, Treasurer

_________*________________	Trustee	April 5, 2010
Samuel W. Humphreys

_________*_________________	Trustee	April 5, 2010
Stephen Matthew Lopez-Bowlan

_________*_________________	Trustee	April 5, 2010
David Sean McEwen

  * /s/ Paul Hrabal
Paul Hrabal

* Paul Hrabal, Power of Attorney

Exhibit Index

Number	Exhibit:

EX-99.D	Advisory Agreement dated March 26, 2010 between the Registrant and U.S. One, Inc.

EX-99.E1	ETF Distribution Agreement dated March 26, 2010 between the Registrant and Foreside Fund Services, LLC

EX-99.E2	Form of Authorized Participant Agreement

EX-99.G	Form of Custody Agreement between the Registrant and The Bank of New York Mellon

EX-99.H1	Form of Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon

EX-99.H2	Form of Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon

EX-99.H3	Compliance Services Agreement dated March 24, 2010

EX-99.I	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J	Consent of independent registered public accountants

EX-99.L	Subscription Agreement dated April 2, 2010 between the Registrant and U.S. One, Inc.

EX-99.P1	Code of Ethics of the Registrant

EX-99.P2	Code of Ethics of U.S. One, Inc.

EX-99.P3	Code of Ethics of Foreside Fund Services, LLC